Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Provision for Income Taxes [Abstract]
Current	$ 2,621	$ (410)
Deferred	(1,693,253)	(144,541)
Income tax expense (benefit)	$ (1,690,631)	$ (144,951)